Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Fiscal 2024 Pay Versus Performance (PvP)
A key principle of the Company’s compensation philosophy, incorporated throughout our compensation policies and programs, is pay for performance. The Company leverages variable pay elements tied to challenging Company goals that are aligned to the business strategy, while ensuring no adverse risk taking by offering appropriate and competitive fixed pay elements. The following tables, supporting footnotes, and narrative and graphic disclosure aim to demonstrate the link between compensation actually paid, as defined in the applicable SEC rules, for CNH NEOs to the Company’s performance, both in absolute terms and as compared to the market for the fiscal years 2024, 2023, 2022, 2021, and 2020.
Specifically, this PvP section discusses the relationship between:
•	“Compensation actually paid” (“CAP”) by the Company and the total compensation as disclosed in the Summary Compensation Table (“SCT”);
•	CAP and the Company’s financial performance (GAAP Net Income and Adjusted Diluted EPS); and
•	The Company’s TSR and peer group TSR

Year	SCT Total for PEO 1 $ (1)	CAP to PEO 1 $ (1)	SCT Total for PEO 2 $ (2)	CAP to PEO 2 $ (2)	SCT Total for PEO 3 $ (3)	CAP to PEO 3 $ (3)	SCT Total for PEO 4 $ (4)	CAP to PEO 4 $ (4)	Average SCT Total for non-PEO NEO’s $ (5)	Average CAP to non-PEO NEOs $ (5)	Value of Initial Fixed $100 Invest based on:			Net Income $ (9)	Company Selected Measure: Adjusted Diluted EPS $ (10)
											CNHI TSR (6)	Peer Group TSR (7)	Peer Group TSR (8)

2024	n/a	n/a	n/a	n/a	3,579,162	(16,076,876)	19,497,596	22,112,448	2,253,123	1,143,300	130	198	176	1,259	1.05

2023	n/a	n/a	n/a	n/a	18,098,605	(8,909,832)	n/a	n/a	3,137,619	(788,144)	135	174	150	2,287	1.63

2022	n/a	n/a	n/a	n/a	22,915,662	24,697,237	n/a	n/a	3,298,580	3,502,374	173	132	127	2,039	1.46

2021	n/a	n/a	n/a	n/a	44,804,287	108,388,604	n/a	n/a	2,782,334	11,403,669	178	150	135	1,801	1.28

2020	2,031,132	447,010	3,149,194	3,149,194	n/a	n/a	n/a	n/a	8,291,838	9,092,540	117	116	111	(198)	0.42

(1)	These columns reflect the SCT and CAP for Hubertus Mühlhäuser, CEO until his departure on March 22, 2020.
(2)	These columns reflect the SCT and CAP for Suzanne Heywood, who assumed the role of CEO in 2020 upon the departure of Hubertus Mühlhäuser.
(3)	These columns reflect the SCT and CAP for CEO, Scott W. Wine, who has served as Principal Executive Officer (PEO) from January 1, 2021 to July 1, 2024.
(4)	These columns reflect the SCT and CAP for CEO, Gerrit Marx, who has served as Principal Executive Officer (PEO) since July 1, 2024.
(5)
These columns reflect the average SCT and CAP for Oddone Incisa, Derek Neilson, Stefano Pampalone, and Kevin Barr for 2020-2022, Oddone Incisa, Derek Neilson, Stefano Pampalone, and Marc Kermisch for 2023, and Oddone Incisa, Stefano Pampalone, Roberto Russo, Tom Verbaeten, and Kelly Manley for 2024.

(6)	CNH Industrial TSR is indexed from 2019, source S&P Capital IQ.
(7)	Starting in 2024, the Peer Group used for TSR comparisons reflects S&P 400 Midcap Index indexed from 2019, source S&P Capital IQ, and the prior year results were added.
(8)	The Peer Group used for TSR comparisons reflects S&P 500 Industrial Index indexed from 2019, source S&P Capital IQ. This index will not be reported in future years.
(9)
Net Income per U.S. GAAP is a required metric for the PvP Table but is not currently used in our variable incentive plans as a performance measure. The 2023 financial results have been revised as noted in the Fourth Quarter and Full Year 2024 results. The amount reported in 2023 was 2,383, a decrease of 96.

(10)
Adjusted Diluted EPS, a Company selected measure, is a key metric in the LTI Plan and for investor guidance. This measure is a non-GAAP
measure, and the reconciliation can be found on page 88. The 2023 financial results have been revised as noted in the Fourth Quarter and Full Year 2024 results. The amount reported in 2023 was 1.70, a decrease of 0.63.

To calculate CAP for the PEOs, the following adjustments were made to SCT total:

Adjustments	CEO Serving as PEO
	2024 (PEO 3)	2024 (PEO 4)	2023	2022	2021	2020 (PEO 1)	2020 (PEO 2)

Summary Compensation Table Total	3,579,162	19,497,596	18,098,605	22,915,662	44,804,287	2,031,132	3,149,194

Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	-	18,500,033	10,407,703	11,511,892	36,090,720

Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	-	21,114,885	11,793,416	17,710,807	99,675,037

Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY

Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(18,493,919)		(32,423,037)	(8,574,871)

Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(1,162,118)		4,028,887	4,157,531		(375,222)

Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions						1,208,900

Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table

Addition for the Service Cost attributable to services rendered during the FY

Compensation Actually Paid	(16,076,876)	22,112,448	(8,909,832)	24,697,237	108,388,604	447,010	3,149,194

Memo: Total Equity Value for CAP	(19,656,037)	21,114,885	(16,600,734)	13,293,467	99,675,037	(1,584,122)	0

To calculate average CAP for the other NEOs, the following adjustments were made to SCT total:

Adjustments	Other NEO Average
	2024	2023	2022	2021	2020

Summary Compensation Table Total	2,253,123	3,137,619	3,298,580	2,782,334	8,291,838

Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	1,137,481	1,780,127	1,662,284	845,321	7,047,435

Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	1,186,258	1,905,323	2,402,570	1,454,332	6,412,380

Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	0	0	0	0	1,615,486

Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(1,513,984)	(4,709,536)	(536,492)	7,287,773	(123,259)

Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(87,368)	0		724,552

Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	(480,601)	0

Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	19,849	37,967	0	0	58,426

Addition for the Service Cost attributable to services rendered during the FY		0	0	0	1,956

Compensation Actually Paid	1,143,300	(788,144)	3,502,374	11,403,669	9,092,540

Memo: Total Equity Value for CAP	47,506	(2,107,669)	1,866,078	9,466,656	7,904,607

Company Selected Measure Name	Adjusted Diluted EPS
Named Executive Officers, Footnote
(5)
These columns reflect the average SCT and CAP for Oddone Incisa, Derek Neilson, Stefano Pampalone, and Kevin Barr for 2020-2022, Oddone Incisa, Derek Neilson, Stefano Pampalone, and Marc Kermisch for 2023, and Oddone Incisa, Stefano Pampalone, Roberto Russo, Tom Verbaeten, and Kelly Manley for 2024.

Peer Group Issuers, Footnote	Starting in 2024, the Peer Group used for TSR comparisons reflects S&P 400 Midcap Index indexed from 2019, source S&P Capital IQ, and the prior year results were added.
PEO Total Compensation Amount					$ 2,031,132
Adjustment To PEO Compensation, Footnote
To calculate CAP for the PEOs, the following adjustments were made to SCT total:

Adjustments	CEO Serving as PEO
	2024 (PEO 3)	2024 (PEO 4)	2023	2022	2021	2020 (PEO 1)	2020 (PEO 2)

Summary Compensation Table Total	3,579,162	19,497,596	18,098,605	22,915,662	44,804,287	2,031,132	3,149,194

Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	-	18,500,033	10,407,703	11,511,892	36,090,720

Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	-	21,114,885	11,793,416	17,710,807	99,675,037

Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY

Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(18,493,919)		(32,423,037)	(8,574,871)

Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(1,162,118)		4,028,887	4,157,531		(375,222)

Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions						1,208,900

Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table

Addition for the Service Cost attributable to services rendered during the FY

Compensation Actually Paid	(16,076,876)	22,112,448	(8,909,832)	24,697,237	108,388,604	447,010	3,149,194

Memo: Total Equity Value for CAP	(19,656,037)	21,114,885	(16,600,734)	13,293,467	99,675,037	(1,584,122)	0

Non-PEO NEO Average Total Compensation Amount	$ 2,253,123	$ 3,137,619	$ 3,298,580	$ 2,782,334	8,291,838
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,143,300	(788,144)	3,502,374	11,403,669	9,092,540
Adjustment to Non-PEO NEO Compensation Footnote

To calculate average CAP for the other NEOs, the following adjustments were made to SCT total:

Adjustments	Other NEO Average
	2024	2023	2022	2021	2020

Summary Compensation Table Total	2,253,123	3,137,619	3,298,580	2,782,334	8,291,838

Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	1,137,481	1,780,127	1,662,284	845,321	7,047,435

Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	1,186,258	1,905,323	2,402,570	1,454,332	6,412,380

Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	0	0	0	0	1,615,486

Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(1,513,984)	(4,709,536)	(536,492)	7,287,773	(123,259)

Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(87,368)	0		724,552

Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	(480,601)	0

Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	19,849	37,967	0	0	58,426

Addition for the Service Cost attributable to services rendered during the FY		0	0	0	1,956

Compensation Actually Paid	1,143,300	(788,144)	3,502,374	11,403,669	9,092,540

Memo: Total Equity Value for CAP	47,506	(2,107,669)	1,866,078	9,466,656	7,904,607

Compensation Actually Paid vs. Total Shareholder Return
PEO and Average NEO CAP Versus TSR 2020-2024
The following charts show the TSR trend of the Company’s PvP peers versus the PEO’s SCT compensation and CAP, and non-PEO
NEOs’ average SCT compensation and CAP, respectively.

Compensation Actually Paid vs. Net Income
PEO and Average NEO CAP Versus U.S. GAAP Net Income
The chart below shows the relationship between cumulative PEO CAP and average non-PEO
NEO CAP, and U.S. GAAP Net Income. The Company does not use U.S. GAAP Net Income in the compensation program.

Compensation Actually Paid vs. Company Selected Measure
PEO and Average NEO CAP Versus Adjusted Diluted EPS
The chart below shows the relationship between cumulative PEO CAP and average non-PEO
NEO CAP, and the Company selected measure of Adjusted Diluted EPS, which features in the PSU performance measures for 2022, 2023, and 2024.

Total Shareholder Return Vs Peer Group
PEO and Average NEO CAP Versus TSR 2020-2024
The following charts show the TSR trend of the Company’s PvP peers versus the PEO’s SCT compensation and CAP, and non-PEO
NEOs’ average SCT compensation and CAP, respectively.

Tabular List, Table
Tabular List of Company Performance Measures
The following table alphabetically lists the measures the Company believes are most important in linking compensation actually paid to company performance during 2024.

1.	Adjusted Diluted EPS ($)
2.	Cash Conversion
3.	CNH TSR
4.	Consolidated Adjusted EBIT Margin (%)
5.	Consolidated Revenues ($)
6.	Industrial Return on Invested Capital (“Industrial ROIC %)

Total Shareholder Return Amount	$ 130	135	173	178	117
Net Income (Loss)	$ 1,259	$ 2,287	$ 2,039	$ 1,801	$ (198)
Company Selected Measure Amount	1.05	1.63	1.46	1.28	0.42
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS
Non-GAAP Measure Description
(10)
Adjusted Diluted EPS, a Company selected measure, is a key metric in the LTI Plan and for investor guidance. This measure is a non-GAAP
measure, and the reconciliation can be found on page 88. The 2023 financial results have been revised as noted in the Fourth Quarter and Full Year 2024 results. The amount reported in 2023 was 1.70, a decrease of 0.63.

Measure:: 2
Pay vs Performance Disclosure
Name	Cash Conversion
Measure:: 3
Pay vs Performance Disclosure
Name	CNH TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Consolidated Adjusted EBIT Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Consolidated Revenues
Measure:: 6
Pay vs Performance Disclosure
Name	Industrial Return on Invested Capital
Hubertus Mhlhuser [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 2,031,132
PEO Actually Paid Compensation Amount					$ 447,010
PEO Name					Hubertus Mühlhäuser
Suzanne Heywood [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 3,149,194
PEO Actually Paid Compensation Amount					$ 3,149,194
PEO Name					Suzanne Heywood
Scott W. Wine [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,579,162	$ 18,098,605	$ 22,915,662	$ 44,804,287
PEO Actually Paid Compensation Amount	$ (16,076,876)	$ (8,909,832)	$ 24,697,237	$ 108,388,604
PEO Name	Scott W. Wine	Scott W. Wine	Scott W. Wine	Scott W. Wine
Gerrit Marx [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 19,497,596
PEO Actually Paid Compensation Amount	$ 22,112,448
PEO Name	Gerrit Marx
S&P 400 Midcap Index [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	$ 198	$ 174	$ 132	$ 150	$ 116
S&P 500 Industrial Index [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	176	150	127	135	111
PEO | Hubertus Mhlhuser [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,584,122)
PEO | Hubertus Mhlhuser [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(375,222)
PEO | Hubertus Mhlhuser [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,208,900)
PEO | Suzanne Heywood [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Scott W. Wine [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,656,037)	(16,600,734)	13,293,467	99,675,037
PEO | Scott W. Wine [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	11,793,416	17,710,807	99,675,037
PEO | Scott W. Wine [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,493,919)	(32,423,037)	(8,574,871)
PEO | Scott W. Wine [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,162,118)	4,028,887	4,157,531
PEO | Scott W. Wine [Member] | Deduction For Amount Reported In Stock Awards Column [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(10,407,703)	(11,511,892)	(36,090,720)
PEO | Gerrit Marx [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,114,885
PEO | Gerrit Marx [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,114,885
PEO | Gerrit Marx [Member] | Deduction For Amount Reported In Stock Awards Column [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,500,033)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,506	(2,107,669)	1,866,078	9,466,656	7,904,607
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,849)	(37,967)	0	0	(58,426)
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	1,956
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,186,258	1,905,323	2,402,570	1,454,332	6,412,380
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	1,615,486
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,513,984)	(4,709,536)	(536,492)	7,287,773	(123,259)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,368)	0		724,552
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(480,601)	0
Non-PEO NEO | Deduction For Amount Reported In Stock Awards Column [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,137,481)	$ (1,780,127)	$ (1,662,284)	$ (845,321)	$ (7,047,435)